Shareholders' Equity (Summary Of Employee Share Option Activity) (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding at the beginning of the year	4,032,681
Number of Options, Granted	1,716,552
Number of Options, Exercised	(738,995)
Number of Options, Expired and forfeited	(1,018,770)
Number of Options, Outstanding at the end of the year	3,991,468
Number of Options, Options vested and expected to vest at the end of the year	3,800,579
Number of Options, Exercisable options at the end of the year	1,401,584
Weighted Average Exercise Price, Outstanding at the beginning of the year	$ 3.06
Weighted Average Exercise Price, Granted	$ 2.65
Weighted Average Exercise price, Exercised	$ 1.05
Weighted Average Exercise Price, Expired and forfeited	$ 3.92
Weighted Average Exercise Price, Outstanding at the end of the year	$ 3.03
Weighted Average Exercise Price, Options vested and expected to vest at the end of the year	$ 3.03
Weighted Average Exercise Price, Exercisable options at end of the year	$ 3.28
Weighted Average Exercise Price, Weighted average fair value of options granted during the year	$ 2.88
Aggregate Intrinsic Value, Outstanding at the beginning of the year	$ 2,554
Aggregate Intrinsic Value, Outstanding at the end of the year	1,525
Aggregate Intrinsic Value, Options vested and expected to vest at the end of the year	1,462
Aggregate Intrinsic Value, Exercisable options at the end of the year	$ 727